Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000200769 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	29.80%
C000200769 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Total Investments	26.20%
C000200769 | AssetMortgage Pass-Through
Holdings [Line Items]
Percent of Total Investments	24.20%
C000200769 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.30%
C000200769 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	6.00%
C000200769 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000200768 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	29.80%
C000200768 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Total Investments	26.20%
C000200768 | AssetMortgage Pass-Through
Holdings [Line Items]
Percent of Total Investments	24.20%
C000200768 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.30%
C000200768 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	6.00%
C000200768 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000200770 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	29.50%
C000200770 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Total Investments	21.90%
C000200770 | AssetMortgage Pass-Through
Holdings [Line Items]
Percent of Total Investments	25.50%
C000200770 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.50%
C000200770 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	8.60%
C000001976 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	29.50%
C000001976 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Total Investments	21.90%
C000001976 | AssetMortgage Pass-Through
Holdings [Line Items]
Percent of Total Investments	25.50%
C000001976 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.50%
C000001976 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	8.60%
C000001977 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	29.50%
C000001977 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Total Investments	21.90%
C000001977 | AssetMortgage Pass-Through
Holdings [Line Items]
Percent of Total Investments	25.50%
C000001977 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.50%
C000001977 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	8.60%
C000166747 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	48.00%
C000166747 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.00%
C000166747 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.70%
C000166747 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.40%
C000166747 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.50%
C000166747 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000166747 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000001982 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	48.00%
C000001982 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.00%
C000001982 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.70%
C000001982 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.40%
C000001982 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.50%
C000001982 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000001982 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000001983 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	48.00%
C000001983 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.00%
C000001983 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.70%
C000001983 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.40%
C000001983 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.50%
C000001983 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000001983 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000001984 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	48.00%
C000001984 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.00%
C000001984 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.70%
C000001984 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.40%
C000001984 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.50%
C000001984 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000001984 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000166759 | Middle East/Central Asia
Holdings [Line Items]
Percent of Total Investments	5.80%
C000166759 | Europe
Holdings [Line Items]
Percent of Total Investments	41.10%
C000166759 | Pacific Basin
Holdings [Line Items]
Percent of Total Investments	33.60%
C000166759 | North America
Holdings [Line Items]
Percent of Total Investments	10.30%
C000166759 | Latin America
Holdings [Line Items]
Percent of Total Investments	5.70%
C000166759 | Africa
Holdings [Line Items]
Percent of Total Investments	3.50%
C000166759 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	18.60%
C000166759 | Japan
Holdings [Line Items]
Percent of Total Investments	16.10%
C000166759 | Canada
Holdings [Line Items]
Percent of Total Investments	8.50%
C000166759 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.60%
C000166759 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.50%
C000166759 | France
Holdings [Line Items]
Percent of Total Investments	4.10%
C000166759 | China
Holdings [Line Items]
Percent of Total Investments	4.00%
C000166759 | India
Holdings [Line Items]
Percent of Total Investments	3.80%
C000166759 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.70%
C000166759 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.70%
C000166759 | Australia
Holdings [Line Items]
Percent of Total Investments	3.10%
C000166759 | Germany
Holdings [Line Items]
Percent of Total Investments	2.70%
C000166759 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.30%
C000166759 | United States
Holdings [Line Items]
Percent of Total Investments	2.10%
C000166759 | Indonesia
Holdings [Line Items]
Percent of Total Investments	18.20%
C000161865 | Middle East/Central Asia
Holdings [Line Items]
Percent of Total Investments	5.80%
C000161865 | Europe
Holdings [Line Items]
Percent of Total Investments	41.10%
C000161865 | Pacific Basin
Holdings [Line Items]
Percent of Total Investments	33.60%
C000161865 | North America
Holdings [Line Items]
Percent of Total Investments	10.30%
C000161865 | Latin America
Holdings [Line Items]
Percent of Total Investments	5.70%
C000161865 | Africa
Holdings [Line Items]
Percent of Total Investments	3.50%
C000161865 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	18.60%
C000161865 | Japan
Holdings [Line Items]
Percent of Total Investments	16.10%
C000161865 | Canada
Holdings [Line Items]
Percent of Total Investments	8.50%
C000161865 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.60%
C000161865 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.50%
C000161865 | France
Holdings [Line Items]
Percent of Total Investments	4.10%
C000161865 | China
Holdings [Line Items]
Percent of Total Investments	4.00%
C000161865 | India
Holdings [Line Items]
Percent of Total Investments	3.80%
C000161865 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.70%
C000161865 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.70%
C000161865 | Australia
Holdings [Line Items]
Percent of Total Investments	3.10%
C000161865 | Germany
Holdings [Line Items]
Percent of Total Investments	2.70%
C000161865 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.30%
C000161865 | United States
Holdings [Line Items]
Percent of Total Investments	2.10%
C000161865 | Indonesia
Holdings [Line Items]
Percent of Total Investments	18.20%
C000161866 | Middle East/Central Asia
Holdings [Line Items]
Percent of Total Investments	5.80%
C000161866 | Europe
Holdings [Line Items]
Percent of Total Investments	41.10%
C000161866 | Pacific Basin
Holdings [Line Items]
Percent of Total Investments	33.60%
C000161866 | North America
Holdings [Line Items]
Percent of Total Investments	10.30%
C000161866 | Latin America
Holdings [Line Items]
Percent of Total Investments	5.70%
C000161866 | Africa
Holdings [Line Items]
Percent of Total Investments	3.50%
C000161866 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	18.60%
C000161866 | Japan
Holdings [Line Items]
Percent of Total Investments	16.10%
C000161866 | Canada
Holdings [Line Items]
Percent of Total Investments	8.50%
C000161866 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.60%
C000161866 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.50%
C000161866 | France
Holdings [Line Items]
Percent of Total Investments	4.10%
C000161866 | China
Holdings [Line Items]
Percent of Total Investments	4.00%
C000161866 | India
Holdings [Line Items]
Percent of Total Investments	3.80%
C000161866 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.70%
C000161866 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.70%
C000161866 | Australia
Holdings [Line Items]
Percent of Total Investments	3.10%
C000161866 | Germany
Holdings [Line Items]
Percent of Total Investments	2.70%
C000161866 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.30%
C000161866 | United States
Holdings [Line Items]
Percent of Total Investments	2.10%
C000161866 | Indonesia
Holdings [Line Items]
Percent of Total Investments	18.20%
C000161867 | Middle East/Central Asia
Holdings [Line Items]
Percent of Total Investments	5.80%
C000161867 | Europe
Holdings [Line Items]
Percent of Total Investments	41.10%
C000161867 | Pacific Basin
Holdings [Line Items]
Percent of Total Investments	33.60%
C000161867 | North America
Holdings [Line Items]
Percent of Total Investments	10.30%
C000161867 | Latin America
Holdings [Line Items]
Percent of Total Investments	5.70%
C000161867 | Africa
Holdings [Line Items]
Percent of Total Investments	3.50%
C000161867 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	18.60%
C000161867 | Japan
Holdings [Line Items]
Percent of Total Investments	16.10%
C000161867 | Canada
Holdings [Line Items]
Percent of Total Investments	8.50%
C000161867 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.60%
C000161867 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.50%
C000161867 | France
Holdings [Line Items]
Percent of Total Investments	4.10%
C000161867 | China
Holdings [Line Items]
Percent of Total Investments	4.00%
C000161867 | India
Holdings [Line Items]
Percent of Total Investments	3.80%
C000161867 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.70%
C000161867 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.70%
C000161867 | Australia
Holdings [Line Items]
Percent of Total Investments	3.10%
C000161867 | Germany
Holdings [Line Items]
Percent of Total Investments	2.70%
C000161867 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.30%
C000161867 | United States
Holdings [Line Items]
Percent of Total Investments	2.10%
C000161867 | Indonesia
Holdings [Line Items]
Percent of Total Investments	18.20%
C000166752 | Middle East/Central Asia
Holdings [Line Items]
Percent of Total Investments	1.10%
C000166752 | Europe
Holdings [Line Items]
Percent of Total Investments	60.40%
C000166752 | Pacific Basin
Holdings [Line Items]
Percent of Total Investments	34.10%
C000166752 | North America
Holdings [Line Items]
Percent of Total Investments	2.60%
C000166752 | Latin America
Holdings [Line Items]
Percent of Total Investments	1.10%
C000166752 | Africa
Holdings [Line Items]
Percent of Total Investments	0.70%
C000166752 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	27.70%
C000166752 | Japan
Holdings [Line Items]
Percent of Total Investments	23.80%
C000166752 | Denmark
Holdings [Line Items]
Percent of Total Investments	6.60%
C000166752 | France
Holdings [Line Items]
Percent of Total Investments	6.00%
C000166752 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.20%
C000166752 | Australia
Holdings [Line Items]
Percent of Total Investments	4.70%
C000166752 | Germany
Holdings [Line Items]
Percent of Total Investments	4.00%
C000166752 | United States
Holdings [Line Items]
Percent of Total Investments	2.60%
C000166752 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.70%
C000166752 | Italy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000166752 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.30%
C000166752 | Spain
Holdings [Line Items]
Percent of Total Investments	2.20%
C000166752 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.10%
C000166752 | Norway
Holdings [Line Items]
Percent of Total Investments	9.70%
C000001997 | Middle East/Central Asia
Holdings [Line Items]
Percent of Total Investments	1.10%
C000001997 | Europe
Holdings [Line Items]
Percent of Total Investments	60.40%
C000001997 | Pacific Basin
Holdings [Line Items]
Percent of Total Investments	34.10%
C000001997 | North America
Holdings [Line Items]
Percent of Total Investments	2.60%
C000001997 | Latin America
Holdings [Line Items]
Percent of Total Investments	1.10%
C000001997 | Africa
Holdings [Line Items]
Percent of Total Investments	0.70%
C000001997 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	27.70%
C000001997 | Japan
Holdings [Line Items]
Percent of Total Investments	23.80%
C000001997 | Denmark
Holdings [Line Items]
Percent of Total Investments	6.60%
C000001997 | France
Holdings [Line Items]
Percent of Total Investments	6.00%
C000001997 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.20%
C000001997 | Australia
Holdings [Line Items]
Percent of Total Investments	4.70%
C000001997 | Germany
Holdings [Line Items]
Percent of Total Investments	4.00%
C000001997 | United States
Holdings [Line Items]
Percent of Total Investments	2.60%
C000001997 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.70%
C000001997 | Italy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000001997 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.30%
C000001997 | Spain
Holdings [Line Items]
Percent of Total Investments	2.20%
C000001997 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.10%
C000001997 | Norway
Holdings [Line Items]
Percent of Total Investments	9.70%
C000001998 | Middle East/Central Asia
Holdings [Line Items]
Percent of Total Investments	1.10%
C000001998 | Europe
Holdings [Line Items]
Percent of Total Investments	60.40%
C000001998 | Pacific Basin
Holdings [Line Items]
Percent of Total Investments	34.10%
C000001998 | North America
Holdings [Line Items]
Percent of Total Investments	2.60%
C000001998 | Latin America
Holdings [Line Items]
Percent of Total Investments	1.10%
C000001998 | Africa
Holdings [Line Items]
Percent of Total Investments	0.70%
C000001998 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	27.70%
C000001998 | Japan
Holdings [Line Items]
Percent of Total Investments	23.80%
C000001998 | Denmark
Holdings [Line Items]
Percent of Total Investments	6.60%
C000001998 | France
Holdings [Line Items]
Percent of Total Investments	6.00%
C000001998 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.20%
C000001998 | Australia
Holdings [Line Items]
Percent of Total Investments	4.70%
C000001998 | Germany
Holdings [Line Items]
Percent of Total Investments	4.00%
C000001998 | United States
Holdings [Line Items]
Percent of Total Investments	2.60%
C000001998 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.70%
C000001998 | Italy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000001998 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.30%
C000001998 | Spain
Holdings [Line Items]
Percent of Total Investments	2.20%
C000001998 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.10%
C000001998 | Norway
Holdings [Line Items]
Percent of Total Investments	9.70%
C000001999 | Middle East/Central Asia
Holdings [Line Items]
Percent of Total Investments	1.10%
C000001999 | Europe
Holdings [Line Items]
Percent of Total Investments	60.40%
C000001999 | Pacific Basin
Holdings [Line Items]
Percent of Total Investments	34.10%
C000001999 | North America
Holdings [Line Items]
Percent of Total Investments	2.60%
C000001999 | Latin America
Holdings [Line Items]
Percent of Total Investments	1.10%
C000001999 | Africa
Holdings [Line Items]
Percent of Total Investments	0.70%
C000001999 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	27.70%
C000001999 | Japan
Holdings [Line Items]
Percent of Total Investments	23.80%
C000001999 | Denmark
Holdings [Line Items]
Percent of Total Investments	6.60%
C000001999 | France
Holdings [Line Items]
Percent of Total Investments	6.00%
C000001999 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.20%
C000001999 | Australia
Holdings [Line Items]
Percent of Total Investments	4.70%
C000001999 | Germany
Holdings [Line Items]
Percent of Total Investments	4.00%
C000001999 | United States
Holdings [Line Items]
Percent of Total Investments	2.60%
C000001999 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.70%
C000001999 | Italy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000001999 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.30%
C000001999 | Spain
Holdings [Line Items]
Percent of Total Investments	2.20%
C000001999 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.10%
C000001999 | Norway
Holdings [Line Items]
Percent of Total Investments	9.70%
C000248152 | Middle East/Central Asia
Holdings [Line Items]
Percent of Total Investments	5.40%
C000248152 | Europe
Holdings [Line Items]
Percent of Total Investments	54.80%
C000248152 | Pacific Basin
Holdings [Line Items]
Percent of Total Investments	26.60%
C000248152 | North America
Holdings [Line Items]
Percent of Total Investments	13.20%
C000248152 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	15.50%
C000248152 | Japan
Holdings [Line Items]
Percent of Total Investments	15.40%
C000248152 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.80%
C000248152 | Denmark
Holdings [Line Items]
Percent of Total Investments	5.70%
C000248152 | France
Holdings [Line Items]
Percent of Total Investments	11.10%
C000248152 | India
Holdings [Line Items]
Percent of Total Investments	5.40%
C000248152 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.40%
C000248152 | Germany
Holdings [Line Items]
Percent of Total Investments	11.90%
C000248152 | United States
Holdings [Line Items]
Percent of Total Investments	13.20%
C000248152 | Indonesia
Holdings [Line Items]
Percent of Total Investments	3.00%
C000248152 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.50%
C000248152 | Sweden
Holdings [Line Items]
Percent of Total Investments	8.10%
C000248153 | Middle East/Central Asia
Holdings [Line Items]
Percent of Total Investments	5.40%
C000248153 | Europe
Holdings [Line Items]
Percent of Total Investments	54.80%
C000248153 | Pacific Basin
Holdings [Line Items]
Percent of Total Investments	26.60%
C000248153 | North America
Holdings [Line Items]
Percent of Total Investments	13.20%
C000248153 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	15.50%
C000248153 | Japan
Holdings [Line Items]
Percent of Total Investments	15.40%
C000248153 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.80%
C000248153 | Denmark
Holdings [Line Items]
Percent of Total Investments	5.70%
C000248153 | France
Holdings [Line Items]
Percent of Total Investments	11.10%
C000248153 | India
Holdings [Line Items]
Percent of Total Investments	5.40%
C000248153 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.40%
C000248153 | Germany
Holdings [Line Items]
Percent of Total Investments	11.90%
C000248153 | United States
Holdings [Line Items]
Percent of Total Investments	13.20%
C000248153 | Indonesia
Holdings [Line Items]
Percent of Total Investments	3.00%
C000248153 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.50%
C000248153 | Sweden
Holdings [Line Items]
Percent of Total Investments	8.10%
C000210023 | Middle East/Central Asia
Holdings [Line Items]
Percent of Total Investments	3.80%
C000210023 | Europe
Holdings [Line Items]
Percent of Total Investments	56.50%
C000210023 | Pacific Basin
Holdings [Line Items]
Percent of Total Investments	31.70%
C000210023 | North America
Holdings [Line Items]
Percent of Total Investments	7.60%
C000210023 | Latin America
Holdings [Line Items]
Percent of Total Investments	0.30%
C000210023 | Africa
Holdings [Line Items]
Percent of Total Investments	0.10%
C000210023 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	8.50%
C000210023 | Japan
Holdings [Line Items]
Percent of Total Investments	19.00%
C000210023 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.70%
C000210023 | France
Holdings [Line Items]
Percent of Total Investments	6.70%
C000210023 | China
Holdings [Line Items]
Percent of Total Investments	11.70%
C000210023 | Australia
Holdings [Line Items]
Percent of Total Investments	6.50%
C000210023 | Germany
Holdings [Line Items]
Percent of Total Investments	7.10%
C000210023 | United States
Holdings [Line Items]
Percent of Total Investments	7.20%
C000210023 | Switzerland
Holdings [Line Items]
Percent of Total Investments	9.10%
C000210023 | Italy
Holdings [Line Items]
Percent of Total Investments	5.20%
C000210023 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.80%
C000210023 | Spain
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210023 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210023 | Israel
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210022 | Middle East/Central Asia
Holdings [Line Items]
Percent of Total Investments	3.80%
C000210022 | Europe
Holdings [Line Items]
Percent of Total Investments	56.50%
C000210022 | Pacific Basin
Holdings [Line Items]
Percent of Total Investments	31.70%
C000210022 | North America
Holdings [Line Items]
Percent of Total Investments	7.60%
C000210022 | Latin America
Holdings [Line Items]
Percent of Total Investments	0.30%
C000210022 | Africa
Holdings [Line Items]
Percent of Total Investments	0.10%
C000210022 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	8.50%
C000210022 | Japan
Holdings [Line Items]
Percent of Total Investments	19.00%
C000210022 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.70%
C000210022 | France
Holdings [Line Items]
Percent of Total Investments	6.70%
C000210022 | China
Holdings [Line Items]
Percent of Total Investments	11.70%
C000210022 | Australia
Holdings [Line Items]
Percent of Total Investments	6.50%
C000210022 | Germany
Holdings [Line Items]
Percent of Total Investments	7.10%
C000210022 | United States
Holdings [Line Items]
Percent of Total Investments	7.20%
C000210022 | Switzerland
Holdings [Line Items]
Percent of Total Investments	9.10%
C000210022 | Italy
Holdings [Line Items]
Percent of Total Investments	5.20%
C000210022 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.80%
C000210022 | Spain
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210022 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210022 | Israel
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210024 | Middle East/Central Asia
Holdings [Line Items]
Percent of Total Investments	3.80%
C000210024 | Europe
Holdings [Line Items]
Percent of Total Investments	56.50%
C000210024 | Pacific Basin
Holdings [Line Items]
Percent of Total Investments	31.70%
C000210024 | North America
Holdings [Line Items]
Percent of Total Investments	7.60%
C000210024 | Latin America
Holdings [Line Items]
Percent of Total Investments	0.30%
C000210024 | Africa
Holdings [Line Items]
Percent of Total Investments	0.10%
C000210024 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	8.50%
C000210024 | Japan
Holdings [Line Items]
Percent of Total Investments	19.00%
C000210024 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.70%
C000210024 | France
Holdings [Line Items]
Percent of Total Investments	6.70%
C000210024 | China
Holdings [Line Items]
Percent of Total Investments	11.70%
C000210024 | Australia
Holdings [Line Items]
Percent of Total Investments	6.50%
C000210024 | Germany
Holdings [Line Items]
Percent of Total Investments	7.10%
C000210024 | United States
Holdings [Line Items]
Percent of Total Investments	7.20%
C000210024 | Switzerland
Holdings [Line Items]
Percent of Total Investments	9.10%
C000210024 | Italy
Holdings [Line Items]
Percent of Total Investments	5.20%
C000210024 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.80%
C000210024 | Spain
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210024 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210024 | Israel
Holdings [Line Items]
Percent of Total Investments	2.60%
C000165338 | Europe
Holdings [Line Items]
Percent of Total Investments	56.40%
C000165338 | Pacific Basin
Holdings [Line Items]
Percent of Total Investments	40.60%
C000165338 | North America
Holdings [Line Items]
Percent of Total Investments	3.00%
C000165338 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	15.30%
C000165338 | Japan
Holdings [Line Items]
Percent of Total Investments	29.00%
C000165338 | Canada
Holdings [Line Items]
Percent of Total Investments	3.10%
C000165338 | Denmark
Holdings [Line Items]
Percent of Total Investments	5.80%
C000165338 | France
Holdings [Line Items]
Percent of Total Investments	4.90%
C000165338 | China
Holdings [Line Items]
Percent of Total Investments	3.70%
C000165338 | Australia
Holdings [Line Items]
Percent of Total Investments	3.10%
C000165338 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.40%
C000165338 | Italy
Holdings [Line Items]
Percent of Total Investments	2.60%
C000165338 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.00%
C000165338 | Spain
Holdings [Line Items]
Percent of Total Investments	2.10%
C000165338 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.80%
C000165338 | Belgium
Holdings [Line Items]
Percent of Total Investments	5.90%
C000165338 | Finland
Holdings [Line Items]
Percent of Total Investments	3.60%
C000165338 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.60%
C000165338 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	3.10%
C000165335 | Europe
Holdings [Line Items]
Percent of Total Investments	56.40%
C000165335 | Pacific Basin
Holdings [Line Items]
Percent of Total Investments	40.60%
C000165335 | North America
Holdings [Line Items]
Percent of Total Investments	3.00%
C000165335 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	15.30%
C000165335 | Japan
Holdings [Line Items]
Percent of Total Investments	29.00%
C000165335 | Canada
Holdings [Line Items]
Percent of Total Investments	3.10%
C000165335 | Denmark
Holdings [Line Items]
Percent of Total Investments	5.80%
C000165335 | France
Holdings [Line Items]
Percent of Total Investments	4.90%
C000165335 | China
Holdings [Line Items]
Percent of Total Investments	3.70%
C000165335 | Australia
Holdings [Line Items]
Percent of Total Investments	3.10%
C000165335 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.40%
C000165335 | Italy
Holdings [Line Items]
Percent of Total Investments	2.60%
C000165335 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.00%
C000165335 | Spain
Holdings [Line Items]
Percent of Total Investments	2.10%
C000165335 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.80%
C000165335 | Belgium
Holdings [Line Items]
Percent of Total Investments	5.90%
C000165335 | Finland
Holdings [Line Items]
Percent of Total Investments	3.60%
C000165335 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.60%
C000165335 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	3.10%
C000165336 | Europe
Holdings [Line Items]
Percent of Total Investments	56.40%
C000165336 | Pacific Basin
Holdings [Line Items]
Percent of Total Investments	40.60%
C000165336 | North America
Holdings [Line Items]
Percent of Total Investments	3.00%
C000165336 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	15.30%
C000165336 | Japan
Holdings [Line Items]
Percent of Total Investments	29.00%
C000165336 | Canada
Holdings [Line Items]
Percent of Total Investments	3.10%
C000165336 | Denmark
Holdings [Line Items]
Percent of Total Investments	5.80%
C000165336 | France
Holdings [Line Items]
Percent of Total Investments	4.90%
C000165336 | China
Holdings [Line Items]
Percent of Total Investments	3.70%
C000165336 | Australia
Holdings [Line Items]
Percent of Total Investments	3.10%
C000165336 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.40%
C000165336 | Italy
Holdings [Line Items]
Percent of Total Investments	2.60%
C000165336 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.00%
C000165336 | Spain
Holdings [Line Items]
Percent of Total Investments	2.10%
C000165336 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.80%
C000165336 | Belgium
Holdings [Line Items]
Percent of Total Investments	5.90%
C000165336 | Finland
Holdings [Line Items]
Percent of Total Investments	3.60%
C000165336 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.60%
C000165336 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	3.10%
C000165337 | Europe
Holdings [Line Items]
Percent of Total Investments	56.40%
C000165337 | Pacific Basin
Holdings [Line Items]
Percent of Total Investments	40.60%
C000165337 | North America
Holdings [Line Items]
Percent of Total Investments	3.00%
C000165337 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	15.30%
C000165337 | Japan
Holdings [Line Items]
Percent of Total Investments	29.00%
C000165337 | Canada
Holdings [Line Items]
Percent of Total Investments	3.10%
C000165337 | Denmark
Holdings [Line Items]
Percent of Total Investments	5.80%
C000165337 | France
Holdings [Line Items]
Percent of Total Investments	4.90%
C000165337 | China
Holdings [Line Items]
Percent of Total Investments	3.70%
C000165337 | Australia
Holdings [Line Items]
Percent of Total Investments	3.10%
C000165337 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.40%
C000165337 | Italy
Holdings [Line Items]
Percent of Total Investments	2.60%
C000165337 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.00%
C000165337 | Spain
Holdings [Line Items]
Percent of Total Investments	2.10%
C000165337 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.80%
C000165337 | Belgium
Holdings [Line Items]
Percent of Total Investments	5.90%
C000165337 | Finland
Holdings [Line Items]
Percent of Total Investments	3.60%
C000165337 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.60%
C000165337 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	3.10%
C000215757 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.40%
C000215757 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000215757 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.30%
C000215757 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000215757 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.00%
C000215757 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.30%
C000215757 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	7.70%
C000215757 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000215757 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000215757 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.30%
C000215758 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.40%
C000215758 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000215758 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.30%
C000215758 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000215758 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.00%
C000215758 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.30%
C000215758 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	7.70%
C000215758 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000215758 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000215758 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.30%
C000215756 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.40%
C000215756 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000215756 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.30%
C000215756 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000215756 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.00%
C000215756 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.30%
C000215756 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	7.70%
C000215756 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000215756 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000215756 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.30%